Summary of the Operating Results for Southeast Asian Products Business Disposal Group (Detail) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net income	$ 1,415	$ 849	$ 2,330	$ 1,973
Earnings per share information:
Basic	$ 0.02	$ 0.02	$ 0.03	$ 0.03
Diluted	$ 0.02	$ 0.01	$ 0.03	$ 0.03
Southeast Asia
Revenue	7,735	8,389	13,766	15,731
Income before taxes	1,722	997	2,772	2,369
Taxes	307	148	442	396
Net income	$ 1,415	$ 849	$ 2,330	$ 1,973
Earnings per share information:
Basic	$ 0.02	$ 0.02	$ 0.03	$ 0.03
Diluted	$ 0.02	$ 0.01	$ 0.03	$ 0.03